Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Structured entities
Loans and advances to customers	£ 366,340	£ 358,990
Consolidated structured entities | Other credit risk transfer securitizations
Structured entities
Loans and advances to customers	4,361	7,137
ECL in relation to non-defaulted assets	20	28
Consolidated structured entities | Covered Bond Programme
Structured entities
Loans and advances to customers	8,156	8,965
Other borrowings	4,132	3,512
Consolidated structured entities | Lending of own issued securities
Structured entities
Debt securities in issue	2,244	1,564
Consolidated structured entities | Lending of own issued securities | Secured
Structured entities
Debt securities in issue	2,419	1,494
Held by Third party | Other credit risk transfer securitizations
Structured entities
Debt securities in issue	£ 859	£ 867